Global Atlantic Portfolios (the “Portfolios”)

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust (the “Trust”))

Class II Shares

Supplement dated July 24, 2024

to the Summary Prospectuses, Prospectus and Statement of Additional Information

(“SAI”)

dated May 1, 2024

Effective July 24, 2024, the Trust’s website is changing.

Accordingly, effective July 24, 2024, all references in the Summary Prospectuses, Prospectus and SAI to http://connect.rightprospectus.com/globalatlanticportfolios are deleted and replaced with https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/.

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This Supplement and the Prospectus, Summary Prospectuses and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1074_072424